Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Note 29 — Related Party Transactions

During 2013, $-0- and $ 199,476 of revenues and purchases, respectively were derived from a minority stockholder (less than 5%) of the Company who also represented $-0- of the accounts receivable balance and $90,818 of the accounts payable balance at December 31, 2013.

During 2012, $550,498 and $ 274,373 of revenues and purchases, respectively were derived from a minority stockholder (less than 5%) of the Company who also represented $-0- of the accounts receivable balance and $66,000 of the accounts payable balance at December 31, 2012, $361,910 of the Long Term Portion of Deferred Trade Payable balance and $120,637 of the Current Portion of Deferred Trade Payables. All of these revenues were reported as discontinued operations.

Included in long-term debt as of December 31, 2012 and during half of 2013 were two notes payable to an officer of the Company. Pursuant to a debt conversion agreement, in connection with the closing of the public offering on August 5, 2013, these note amounts plus accrued interest were converted into shares of common stock based on the offering price of $2.00 per share and warrants exercisable at $2.25 per share. Interest expense related to the note payable amounted to $32,507 for the period it was outstanding in 2013 and $32,507 for the years ended December 31, 2012. Total accrued interest on the note payable was $213,795 as of December 31, 2012. See Note 14 and 19 for details.

The Company has accrued compensation owed to two officers of the Company. On March 27, 2013, the Company entered into a deferred compensation deferral and conversion option agreements with these two officers, which agreements were subject to the closing of the Company’s public stock offering and which agreements were effective upon such closing on August 5, 2013. Pursuant to those agreements the officers converted in connection with the closing of the public offering on August 5, 2013 a total of $1,126,763 of their deferred compensation amounts plus accrued interest totaling $515,806 into shares of the Company’s common stock based on the offering price of $2.00 per share and warrants exercisable at $2.25 per share. See Note 19 for details. Interest expense related to accrued current and long-term accrued compensation amounts to $107,209 and $107,209 for the years ended December 31, 2013 and 2012, respectively. Total current and long-term accrued interest on the accrued compensation was $-0- as of December 31, 2013 and $446,532 as of December 31, 2012. See Note 18 for details.